Execution Version
Privileged and Confidential

FIRST SUPPLEMENTAL INDENTURE

between

ELLINGTON CREDIT COMPANY

and

WILMINGTON TRUST, NATIONAL ASSOCIATION,

 as Trustee

Dated as of March 30, 2026

THIS FIRST SUPPLEMENTAL INDENTURE (this “First Supplemental Indenture”), dated as of March 30, 2026, is between Ellington Credit Company, a Delaware statutory trust (the “Company”), and Wilmington Trust, National Association, as trustee (the “Trustee”). All capitalized terms used herein shall have the meaning set forth in the Base Indenture (as defined below).

RECITALS OF THE COMPANY

The Company and the Trustee executed and delivered an Indenture, dated as of March 30, 2026 (the “Base Indenture” and, as supplemented by this First Supplemental Indenture, the “Indenture”), to provide for the issuance by the Company from time to time of the Company’s unsecured debentures, notes or other evidences of indebtedness (the “Securities”), to be issued in one or more series as provided in the Base Indenture.

The Company desires to initially issue and sell up to $50,000,000 aggregate principal amount (2,000,000 Units of $25.00 per Unit) (or up to $57,500,000 aggregate principal amount if the underwriters’ overallotment option to purchase additional 2031 Notes (as defined below) is exercised in full (2,300,000 Units of $25.00 per Unit)) of the Company’s 8.50% Notes due 2031 (the “2031 Notes”).

Sections 9.01(4) and 9.01(6) of the Base Indenture provide that, without the consent of Holders of the Securities of any series issued under the Indenture, the Company, when authorized by or pursuant to a Board Resolution, and the Trustee, at any time and from time to time, may enter into one or more indentures supplemental to the Base Indenture to (i) change or eliminate any of the provisions of the Indenture when there is no Security Outstanding of any series created prior to the execution of a supplemental indenture that is entitled to the benefit of such provision and (ii) establish the form or terms of Securities of any series as permitted by Section 2.01 and Section 3.01 of the Base Indenture.

The Company desires to establish the form and terms of the 2031 Notes and to modify, alter, supplement and change certain provisions of the Base Indenture for the benefit of the Holders of the 2031 Notes (except as may be provided in a future supplemental indenture to the Indenture (a “Future Supplemental Indenture”)).

The Company has duly authorized the execution and delivery of this First Supplemental Indenture to provide for the issuance of the 2031 Notes and all acts and things necessary to make this First Supplemental Indenture a valid, binding, and legal obligation of the Company and to constitute a valid agreement of the Company, in accordance with its terms, have been done and performed.

NOW, THEREFORE, THIS INDENTURE WITNESSETH:

For and in consideration of the premises and the purchase of the 2031 Notes by the Holders thereof, it is mutually agreed, for the equal and proportionate benefit of all Holders of the 2031 Notes, as follows:

ARTICLE I
TERMS OF THE 2031 NOTES

Section 1.01. Terms of the 2031 Notes. The following terms relating to the 2031 Notes are hereby established:

(a)  The 2031 Notes shall constitute a series of Securities having the title “8.50% Notes due 2031” and shall be designated as “Senior Securities” under the Indenture. The 2031 Notes shall bear a CUSIP number of 288578206 and an ISIN number of US2885782068.

(b)  The aggregate principal amount of the 2031 Notes that may be initially authenticated and delivered under the Indenture (except for 2031 Notes authenticated and delivered upon registration of, transfer of, or in exchange for, or in lieu of, other 2031 Notes pursuant to Sections 3.04, 3.05, 3.06, 9.06 or 11.07 of the Base Indenture) shall be $50,000,000 aggregate principal amount (or up to $57,500,000 aggregate principal amount if the underwriters’ overallotment option to purchase additional 2031 Notes is exercised in full). Under a Board Resolution, Officers’ Certificate pursuant to Board Resolutions or a Future Supplemental Indenture, the Company may from time to time, without the consent of the Holders of 2031 Notes, issue additional 2031 Notes (in any such case, “Additional Notes”) having the same ranking and the same interest rate, maturity and other terms as the 2031 Notes initially issued; provided that such Additional Notes must be part of the same issue as the 2031 Notes for U.S. federal income tax purposes if represented by the same CUSIP number as the 2031 Notes. Any Additional Notes and the existing 2031 Notes shall constitute a single series under the Indenture, and all references to the relevant 2031 Notes herein shall include the Additional Notes unless the context otherwise requires.

(c)  The entire outstanding principal of the 2031 Notes shall be payable on March 30, 2031 unless earlier redeemed or repurchased in accordance with the provisions of the Indenture.

(d) The rate at which the 2031 Notes shall bear interest shall be 8.50% per annum. The date from which interest shall accrue on the 2031 Notes shall be March 30, 2026, or the most recent Interest Payment Date to which interest has been paid or provided for; the Interest Payment Dates for the 2031 Notes shall be March 30, June 30, September 30 and December 30 of each year, commencing June 30, 2026 (provided that, if an Interest Payment Date falls on a day that is not a Business Day, then the applicable interest payment shall be made on the next succeeding Business Day, and no additional interest shall accrue on such payment as a result of such delayed payment); the initial interest period shall be the period from and including March 30, 2026 (or the most recent Interest Payment Date to which interest has been paid or provided for), to, but excluding, the initial Interest Payment Date, and the subsequent interest periods shall be the periods from and including an Interest Payment Date to, but excluding, the next Interest Payment Date or the Stated Maturity, as the case may be; the interest so payable, and punctually paid or duly provided for, on any Interest Payment Date, shall be paid to the Person in whose name the 2031 Note (or one or more predecessor 2031 Notes) is registered at the close of business on the Regular Record Date for such interest, which shall be March 15, June 15, September 15 and December 15 (whether or not a Business Day), as the case may be, next preceding such Interest Payment Date. Payment of principal of (and premium, if any) and any such interest on the 2031 Notes shall be made at the Corporate Trust Office of the Trustee at 99 Wood Avenue South, Suite 1000, Iselin, New Jersey 08830 in such coin or currency of the United States of America as at the time of payment is legal tender for payment of public and private debts; provided, however, that, at the option of the Company payment of interest may be made by check mailed to the address of the Person entitled thereto as such address shall appear in the Security Register. Interest on the 2031 Notes shall be computed on the basis of a 360-day year of twelve 30-day months.

(e) The 2031 Notes shall be initially issuable in global form (each such 2031 Note, a “Global Note”). The Global Notes and the Trustee’s certificate of authentication thereon shall be substantially in the form of Exhibit A to this First Supplemental Indenture. Each Global Note shall represent the outstanding 2031 Notes as shall be specified therein and each shall provide that it shall represent the aggregate amount of outstanding 2031 Notes from time to time endorsed thereon and that the aggregate amount of outstanding 2031 Notes represented thereby may from time to time be reduced or increased, as appropriate, to reflect exchanges and redemptions. Any endorsement of a Global Note to reflect the amount of any increase or decrease in the amount of outstanding 2031 Notes represented thereby shall be made by the Trustee or the Security Registrar, in accordance with Sections 2.03 and 3.05 of the Base Indenture.

(f)  The depository for such Global Notes (the “Depository”) shall be The Depository Trust Company, New York, New York. The Security Registrar with respect to the Global Notes shall be the Trustee.

(g)  The 2031 Notes shall be defeasible pursuant to Section 14.02 or Section 14.03 of the Base Indenture. Covenant defeasance contained in Section 14.03 of the Base Indenture shall apply to the covenants contained in Sections 10.07, 10.08, 10.09 and 10.10 of the Indenture.

(h) The 2031 Notes shall not be subject to any sinking fund pursuant to Section 12.01 of the Base Indenture.

(i)  The 2031 Notes shall be issuable in minimum denominations of $25 and integral multiples of $25 in excess thereof.

(j)  Holders of the 2031 Notes shall not have the option to have the 2031 Notes repaid prior to the Stated Maturity.

ARTICLE II
DEFINITIONS AND OTHER PROVISIONS OF GENERAL APPLICATION

Section 2.01. Except as may be provided in a Future Supplemental Indenture, for the benefit of the Holders of the 2031 Notes but no other series of Securities under the Base Indenture, whether now or hereafter issued and Outstanding, Article I of the Base Indenture shall be amended by adding or amending and restating, as applicable, the following defined terms to Section 1.01 thereof in appropriate alphabetical sequence, as follows:

“Business Day”, when used with respect to any Place of Payment or any other particular location referred to in this Indenture or in the Securities, means, each Monday, Tuesday, Wednesday, Thursday and Friday that is not a day on which banking institutions in New York City or in such Place of Payment or particular location are authorized or obligated by law or executive order to close.”

“Change of Control” means the occurrence of any of the following:

(1) a “person” or “group” within the meaning of Section 13(d) of the Exchange Act, other than the Company, its subsidiaries and its and their employee benefit plans, files a Schedule TO or any schedule, form or report under the Exchange Act disclosing, or the Company otherwise becomes aware, that such person or group has become the direct or indirect “beneficial owner,” as defined in Rule 13d-3 under the Exchange Act, of common equity representing more than 50% of the voting power of the Company’s common equity; or

(2) the consummation of (A) any recapitalization, reclassification or change of the Company’s common shares of beneficial interest (other than changes resulting from a subdivision or combination) as a result of which the Company’s common shares of beneficial interest would be converted into, or exchanged for, cash, securities or other property; (B) any share exchange, consolidation or merger of the Company pursuant to which the Company’s common shares of beneficial interest will be converted into cash, securities or other property; or (C) any sale, lease or other transfer in one transaction or a series of transactions of all or substantially all of the property and assets of the Company and its subsidiaries, taken as a whole, to any person other than one of the Company’s subsidiaries; provided, however, that a transaction described in clause (1) or this clause (2) in which the holders of all classes of the Company’s common equity immediately prior to such transaction own, directly or indirectly, more than 50% of all classes of common equity of the continuing or surviving corporation or transferee or the parent thereof immediately after such transaction in substantially the same proportions (relative to each other) as such ownership immediately prior to such transaction shall not be a Change of Control.

“Change of Control Repurchase Event” means the occurrence of a Change of Control.

“Code” means the Internal Revenue Code of 1986, as amended.”

“GAAP” means generally accepted accounting principles in the United States set forth in the opinions and pronouncements of the Accounting Principles Board of the American Institute of Certified Public Accountants, the opinions and pronouncements of the Public Company Accounting Oversight Board and the statements and pronouncements of the Financial Accounting Standards Board or in such other statements by such other entity as have been approved by a significant segment of the accounting profession in the United States, which are in effect from time to time.”

ARTICLE III
REDEMPTION

The provisions of Article XI of the Base Indenture shall apply to the 2031 Notes, except to the extent supplemented or superseded by the provisions of this Article III of this First Supplemental Indenture. In the event of any conflict between Article XI of the Base Indenture and this Article III, the provisions of this Article III shall govern with respect to the 2031 Notes.

Section 3.01. Optional Redemption

(a) The Company may, at its option, redeem the 2031 Notes for cash, in whole at any time or in part from time to time: on or after March 30, 2028 at a redemption price equal to 100% of their principal amount, in each case, plus accrued and unpaid interest to, but excluding, the date of redemption.

Section 3.02. Notice of Optional Redemption; Selection of Notes.

(a)  In case the Company shall desire to exercise the right to redeem all or, as the case may be, any part of the 2031 Notes pursuant to Section 3.01 hereof, it shall fix a date for redemption and it or, at its written request received by the Trustee not fewer than five (5) Business Days prior (or such shorter period of time as may be acceptable to the Trustee) to the date the notice of redemption is to be delivered, the Trustee in the name of and at the expense of the Company, shall deliver or cause to be delivered a notice of such redemption not fewer than ten (10) calendar days nor more than sixty (60) calendar days prior to the Redemption Date to each Holder of 2031 Notes so to be redeemed in whole or in part at its last address as the same appears on the register; provided that if the Company makes such request of the Trustee, it shall, together with such request, also give written notice of the Redemption Date to the Trustee; provided further that the text of the notice shall be prepared by the Company. The notice, if delivered in the manner herein provided, shall be conclusively presumed to have been duly given, whether or not the Holder receives such notice. In any case, failure to give such notice or any defect in the notice to the Holder of any 2031 Note designated for redemption as a whole or in part shall not affect the validity of the proceedings for the redemption of any other 2031 Note. Any such notice of redemption may, in the Company’s sole discretion, be conditioned on the occurrence of one or more events, facts and circumstances.

(b)  Each such notice of redemption shall specify: (i) the aggregate principal amount of 2031 Notes to be redeemed, (ii) the CUSIP number or numbers, if any, of the 2031 Notes being redeemed, (iii) the Redemption Date (which shall be a Business Day), (iv) the Redemption Price at which 2031 Notes are to be redeemed, (v) the place or places of payment and that payment will be made upon presentation and surrender of such 2031 Notes and (vi) that interest accrued and unpaid to, but excluding, the Redemption Date will be paid as specified in said notice, and that, unless the Company defaults in the payment of the Redemption Price, on and after said date interest thereon or on the portion thereof to be redeemed will cease to accrue.

(c)  If fewer than all the 2031 Notes are to be redeemed, the particular 2031 Notes to be redeemed will be selected not more than 45 days prior to the redemption date by the Trustee from the outstanding 2031 Notes not previously called for redemption, on a pro rata basis, by lot, or by such other method as the Trustee in its sole discretion deems appropriate and fair, subject to the applicable procedures of the Depository, provided that the unredeemed portion of the principal amount of any 2031 Notes will be in an authorized denomination (which will not be less than the minimum authorized denomination) for such 2031 Notes. The Trustee shall promptly notify the Company in writing of the 2031 Notes selected for redemption and, in the case of any 2031 Notes selected for partial redemption, the principal amount thereof to be redeemed. Beneficial interests in any of the 2031 Notes or portions thereof called for redemption that are registered in the name of the Depository or its nominee will be selected by the Depository in accordance with the Depository’s applicable procedures.

(d)  Unless the Company defaults on the payment of the redemption price, on and after the Redemption Date, interest will cease to accrue on the 2031 Notes called for redemption. The Company may at any time, and from time to time, purchase 2031 Notes at any price or prices in the open market or otherwise.

ARTICLE IV
 SATISFACTION AND DISCHARGE

Section 4.01. Except as may be provided in a Future Supplemental Indenture, for the benefit of the Holders of the 2031 Notes but no other series of Securities under the Base Indenture, whether now or hereafter issued and Outstanding, Section 4.01 of the Base Indenture shall be amended by replacing clause (2) thereof with the following:

“(2) the Company has irrevocably paid or caused to be irrevocably paid all other sums payable hereunder by the Company, including sums payable to the Trustee; and”

ARTICLE V
REMEDIES

Section 5.01. Except as may be provided in a Future Supplemental Indenture, for the benefit of the Holders of the 2031 Notes but no other series of Securities under the Base Indenture, whether now or hereafter issued and Outstanding, Section 5.01 of the Base Indenture shall be amended by replacing clause (2) thereof with the following:

“(2) default in the payment of the principal of (or premium, if any) any 2031 Note when it becomes due and payable at its Maturity; or”

Section 5.02. Except as may be provided in a Future Supplemental Indenture, for the benefit of the Holders of the 2031 Notes but no other series of Securities under the Base Indenture, whether now or hereafter issued and Outstanding, Section 5.02 of the Base Indenture shall be amended by replacing the first paragraph thereof with the following:

“If an Event of Default (other than an Event of Default under Section 5.01(5) or Section 5.01(6)) with respect to the 2031 Notes at the time Outstanding occurs and is continuing, then and in every such case the Trustee or the Holders of not less than 25% in principal amount of the Outstanding 2031 Notes may declare the principal of all the 2031 Notes to be due and payable immediately, by a notice in writing to the Company (and to the Trustee if given by the Holders), and upon any such declaration such principal or specified portion thereof shall become immediately due and payable. If an Event of Default under Section 5.01(5) or Section 5.01(6) occurs, the entire principal amount of all the 2031 Notes shall automatically become due and immediately payable.

“At the Company’s election, the sole remedy with respect to an Event of Default due to the Company’s failure to comply with certain reporting requirements under the Trust Indenture Act or under Section 10.09 of the Indenture, for the first 180 calendar days after the occurrence of such Event of Default, consists exclusively of the right to receive additional interest on the 2031 Notes at an annual rate equal to: (1) 0.25% for the first 90 calendar days after such default and (2) 0.50% for calendar days 91 through 180 after such default. On the 181st day after such Event of Default, if such violation is not cured or waived, the Trustee or the Holders of not less than 25% of the outstanding principal amount of the 2031 Notes may declare the principal, together with accrued and unpaid interest, if any, on the 2031 Notes to be due and payable immediately. If the Company chooses to pay such additional interest, the Company must notify the Trustee and the Holders of the 2031 Notes by certificate of the Company’s election at any time on or before the close of business on the first business day following the Event of Default and the Company shall deliver to the Trustee an officer’s certificate (upon which the Trustee may rely conclusively) to that effect stating: (i) the amount of such additional interest that is payable and (ii) the date on which such additional interest is payable. Unless and until the Trustee receives such a certificate, the Trustee may assume without inquiry that no such additional interest is payable and the Trustee shall not have any duty to verify the Company’s calculations of additional interest.”

ARTICLE VI
COVENANTS

Section 6.01. Except as may be provided in a Future Supplemental Indenture, for the benefit of the Holders of the 2031 Notes but no other series of Securities under the Base Indenture, whether now or hereafter issued and Outstanding, Article X of the Base Indenture shall be amended by adding the following new Sections 10.07, 10.08,10.09 and 10.10 thereto, each as set forth below:

 “Section 10.07 Section 18(a)(1)(A) of the Investment Company Act.

The Company hereby agrees that for the period of time during which 2031 Notes are Outstanding, the Company will not violate, whether or not it is subject to, Section 18(a)(1)(A) as modified by Section 61(a)(1) of the Investment Company Act, or any successor provisions thereto.”

“Section 10.08 Section 18(a)(1)(B) of the Investment Company Act.

The Company hereby agrees that for the period of time during which 2031 Notes are Outstanding, the Company will not violate Section 18(a)(1)(B) as modified by Section 61(a)(1) and the definitional provisions of the Investment Company Act or any successor provisions thereto of the Investment Company Act, whether or not the Company is subject to such provisions of the Investment Company Act, and after giving effect to any exemptive relief granted to the Company by the Commission, except that the Company may declare a cash dividend or distribution, notwithstanding the prohibition contained in Section 18(a)(1)(B) as modified by Section 61(a)(1) and the definitional provisions of the Investment Company Act, but only up to such amount as is necessary in order for the Company to maintain its status as a regulated investment company under Subchapter M of the Code; provided, however, that the prohibition in this Section 10.08 shall not apply until such time as the Company’s asset coverage has been below the minimum asset coverage required pursuant to Section 18(a)(1)(B) as modified by Section 61(a)(1) and the definitional provisions of the Investment Company Act or any successor provisions thereto of the Investment Company Act (after giving effect to any exemptive relief granted to the Company by the Commission) for more than six (6) consecutive months.”

“Section 10.09 Commission Reports and Reports to Holders.

If, at any time, the Company is not subject to the reporting requirements of Sections 13 or 15(d) of the Exchange Act to file any periodic reports with the Commission, the Company agrees to furnish to the Holders of 2031 Notes and the Trustee for the period of time during which the 2031 Notes are Outstanding: (i) within 90 days after the end of each fiscal year of the Company, audited annual consolidated financial statements of the Company and (ii) within 90 days after the end of each semi-annual reporting period of the Company, unaudited interim consolidated financial statements of the Company. All such financial statements shall be prepared, in all material respects, in accordance with GAAP.”

“Section 10.10 Offer to Repurchase Upon a Change of Control Repurchase Event.

If a Change of Control Repurchase Event occurs, unless the Company shall have exercised its right to redeem the Notes in full, the Company shall make an offer to each Holder of the Notes to repurchase all or any part (in minimum denominations of $25 and integral multiples of $25 principal amount in excess thereof) of that Holder’s Notes at a repurchase price in cash equal to 101% of the aggregate principal amount of Notes repurchased plus any accrued and unpaid interest on the Notes repurchased to, but excluding, the date of purchase. Within 30 days following any Change of Control Repurchase Event or, at the Company’s option, prior to any Change of Control, but after the public announcement of the Change of Control, the Company shall send a notice to each Holder, the Trustee and the Paying Agent (if other than the Trustee) describing the transaction or transactions that constitute or may constitute the Change of Control Repurchase Event and offering to repurchase Notes on the payment date specified in the notice, which date will be no earlier than 30 days and no later than 60 days from the date such notice is sent. The notice shall, if sent prior to the date of consummation of the Change of Control, state that the offer to purchase is conditioned on the Change of Control Repurchase Event occurring on or prior to the payment date specified in the notice. The Company shall comply with the requirements of Rule 14e-1 under the Securities Exchange Act and any other securities laws and regulations thereunder to the extent those laws and regulations are applicable in connection with the repurchase of the Notes as a result of a Change of Control Repurchase Event.

To the extent that the provisions of any securities laws or regulations conflict with this Section 10.10, the Company shall comply with the applicable securities laws and regulations and shall not be deemed to have breached its obligations under this Section 10.10 by virtue of such conflict.

On the Change of Control Repurchase Event payment date, subject to extension if necessary to comply with the provisions of the Investment Company Act, the Company shall, to the extent lawful:

(1)	accept for payment all Notes or portions of Notes properly tendered pursuant to its offer;

(2)	deposit with the Trustee an amount equal to the aggregate purchase price in respect of all Notes or portions of Notes properly tendered; and

(3)	deliver or cause to be delivered to the Trustee the Notes properly accepted, together with an Officers’ Certificate stating the aggregate principal amount of Notes being purchased by the Company.

The Paying Agent will promptly remit to each Holder of Notes properly tendered the purchase price for the Notes, and the Trustee will promptly authenticate upon receipt of a Company Order and mail (or cause to be transferred by book-entry) to each Holder a new Note equal in principal amount to any unpurchased portion of any Notes surrendered; provided, that each new Note will be in a minimum principal amount of
$25 or an integral multiple of $25 in excess thereof.

If any Repayment Date upon a Change of Control Repurchase Event falls on a day that is not a Business Day, then the required payment will be made on the next succeeding Business Day and no additional interest will accrue as a result of such delayed payment.

The Company will not be required to make an offer to repurchase the Notes upon a Change of Control Repurchase Event if a third party makes an offer in respect of the Notes in the manner, at the time and otherwise in compliance with the requirements for an offer made by the Company and such third party purchases all Notes properly tendered and not withdrawn under its offer.”

ARTICLE VII
DEFEASANCE

Section 7.01. Except as may be provided in a Future Supplemental Indenture, for the benefit of the Holders of the 2031 Notes but no other series of Securities under the Base Indenture, whether now or hereafter issued and Outstanding, Section 14.04 of the Base Indenture shall be amended by adding the following clause (h):

“(h) In the case of an election under Section 14.02, in addition to the amounts deposited for the benefit of the Holders pursuant to clause (a) of this Section 14.04, the Company shall have irrevocably deposited or caused to be irrevocably deposited with the Trustee all amounts then due to the Trustee under the Indenture.”

ARTICLE VIII
MEETINGS OF HOLDERS OF SECURITIES

Section 8.01 Except as may be provided in a Future Supplemental Indenture, for the benefit of the Holders of the 2031 Notes but no other series of Securities under the Base Indenture, whether now or hereafter issued and Outstanding, Section 15.05 of the Base Indenture shall be amended by replacing clause (c) thereof with the following:

“(c) At any meeting of Holders, each Holder of a 2031 Note or proxy shall be entitled to one vote for each $25.00 principal amount of the Outstanding Securities of such series held or represented by such Holder; provided, however, that no vote shall be cast or counted at any meeting in respect of any Security challenged as not Outstanding and ruled by the chairman of the meeting to be not Outstanding. The chairman of the meeting shall have no right to vote, except as a Holder of a Security of such series or proxy.”

ARTICLE IX MISCELLANEOUS

Section 9.01. This First Supplemental Indenture and the 2031 Notes shall be governed by and construed in accordance with the laws of the State of New York, without regard to principles of conflicts of laws. This First Supplemental Indenture is subject to the provisions of the Trust Indenture Act that are required to be part of the Indenture and shall, to the extent applicable, be governed by such provisions.

Section 9.02. Except as may be provided in a Future Supplemental Indenture, Article VI of the Base Indenture shall be amended by adding the following Section 6.13:

“Section 6.13 Trustee’s Cooperation.

So long as the outstanding 2031 Notes are registered in the name of Cede & Co. or its registered assigns, the Trustee shall cooperate with Cede & Co., as sole registered Owner, and its registered assigns in effecting payment of the principal of, Redemption Price and interest on the 2031 Notes by arranging for payment in such manner that funds for such payments are properly identified and are made immediately available on the date they are due; provided that the Company has deposited such funds with the Trustee as further described in this Section. The Company acknowledges that in order for the Trustee to make funds for such payments immediately available to the Depository on the date they are due, the Company shall ensure the funds for such payments are remitted and made immediately available to the Trustee, no later than 10:00 a.m. Eastern Time on the date they are due to Cede & Co. in order for the Trustee to conform to the payment guidelines of the Depository. Funds for such payments received by the Trustee after 10:00 a.m. Eastern Time on the date they are due to Cede & Co. may not be assured of timely payment and detail payment notification to the Depository for subsequent allocation to the noteholders.”

Section 9.03. In case any provision in this First Supplemental Indenture or in the 2031 Notes shall be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining provisions shall not in any way be affected or impaired thereby.

Section 9.04. This First Supplemental Indenture may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts shall together constitute but one and the same First Supplemental Indenture. The exchange of copies of this First Supplemental Indenture and of signature pages by facsimile, .pdf transmission, email or other electronic means shall constitute effective execution and delivery of this First Supplemental Indenture for all purposes. Signatures of the parties hereto transmitted by facsimile, .pdf transmission, email or other electronic means shall be deemed to be their original signatures for all purposes. All notices, approvals, consents, requests and any communications hereunder must be in writing (provided that any communication sent to the Trustee hereunder must be in the form of a document that is signed manually or by way of a digital signature provided by DocuSign (or such other digital signature provider as specified in writing to the Trustee by an Officer of the Company), in English. The Company agrees to assume all risks arising out of the use of using digital signatures and electronic methods to submit communications to the Trustee, including without limitation the risk of the Trustee acting on unauthorized instructions, and the risk of interception and misuse by third parties. The Trustee shall have no liability for relying on such digital signatures or electronic methods.

Section 9.05. The Base Indenture, as supplemented and amended by this First Supplemental Indenture, is in all respects ratified and confirmed, and the Base Indenture and this First Supplemental Indenture shall be read, taken and construed as one and the same instrument with respect to the 2031 Notes. All provisions included in this First Supplemental Indenture supersede any conflicting provisions included in the Base Indenture with respect to the 2031 Notes, unless not permitted by law. The Trustee accepts the trusts created by the Base Indenture, as supplemented by this First Supplemental Indenture, and agrees to perform the same upon the terms and conditions of the Base Indenture, as supplemented by this First Supplemental Indenture. All rights, protections, privileges, indemnities, immunities and benefits granted or afforded to the Trustee under the Base Indenture shall be deemed incorporated herein by this reference and shall be deemed applicable to all actions taken, suffered or omitted by the Trustee in each of its capacities hereunder.

Section 9.06. The provisions of this First Supplemental Indenture shall become effective as of the date hereof.

Section 9.07. Notwithstanding anything else to the contrary herein, the terms and provisions of this First Supplemental Indenture shall apply only to the 2031 Notes and shall not apply to any other series of Securities under the Base Indenture, and this First Supplemental Indenture shall not and does not otherwise affect, modify, alter, supplement or change the terms and provisions of any other series of Securities under the Base Indenture, whether now or hereafter issued and Outstanding.

Section 9.08. The recitals contained herein and in the 2031 Notes, except the Trustee’s certificate of authentication, shall be taken as the statements of the Company, and the Trustee assumes no responsibility for their correctness. The Trustee makes no representations as to the validity or sufficiency of this First Supplemental Indenture, the 2031 Notes or any Additional Notes, except that the Trustee represents that it is duly authorized to execute and deliver this First Supplemental Indenture, authenticate the 2031 Notes and perform its obligations hereunder. The Trustee shall not be accountable for the use or application by the Company of the 2031 Notes or any Additional Notes or the proceeds thereof.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties hereto have caused this First Supplemental Indenture to be duly executed as of the date first above written.

ELLINGTON CREDIT COMPANY
By:	/s/ Christopher Smernoff
Name:	Christopher Smernoff
Title:	Chief Financial Officer

[Signature Page to First Supplemental Indenture]

IN WIJNESS WHEREOF, the parties hereto have caused this First Supplemental Indenture to be duly executed as of the date first above written.

WILMINGTON TRUST, NATIONAL ASSOCIATION as Trustee By: /s/ Latoya S. Elvin Title: Vice President

[Signature Page to First Supplemental Indenture]

Exhibit A - Form of Global Note

THIS SECURITY IS A GLOBAL SECURITY WITHIN THE MEANING OF THE INDENTURE HEREINAFTER REFERRED TO AND IS REGISTERED IN THE NAME OF A DEPOSITORY OR A NOMINEE THEREOF. THIS SECURITY MAY NOT BE EXCHANGED IN WHOLE OR IN PART FOR A SECURITY REGISTERED, AND NO TRANSFER OF THIS SECURITY IN WHOLE OR IN PART MAY BE REGISTERED, IN THE NAME OF ANY PERSON OTHER THAN SUCH DEPOSITORY OR A NOMINEE THEREOF, EXCEPT IN THE LIMITED CIRCUMSTANCES DESCRIBED IN THE INDENTURE.

Ellington Credit Company

No. 1	$
[ ] Units ($25 Each)
CUSIP No. 288578206
ISIN No. US2885782068

8.50% Notes due 2031

Ellington Credit Company, a statutory trust duly organized and existing under the laws of Delaware (herein called the “Company”, which term includes any successor Person under the Indenture hereinafter referred to), for value received, hereby promises to pay to Cede & Co., or registered assigns, the principal sum of [  ] (U.S. $[  ]) (as may be increased or decreased on the attached Schedule of Increases or Decreases in Global Security) on March 30, 2031, and to pay interest thereon from March 30, 2026 or from the most recent Interest Payment Date to which interest has been paid or duly provided for, quarterly on March 30, June 30, September 30 and December 30 of each year, commencing June 30, 2026 (provided, that if an Interest Payment Date falls on a day that is not a Business Day, then the applicable interest payment shall be made on the next succeeding Business Day and no additional interest shall accrue on such payment as a result of such delayed payment), at the rate of 8.50% per annum, until the principal hereof is paid or made available for payment. The interest so payable, and punctually paid or duly provided for, on any Interest Payment Date shall, as provided in such Indenture, be paid to the Person in whose name this Security is registered at the close of business on the Regular Record Date for such interest, which shall be March 15, June 15, September 15 and December 15 (whether or not a Business Day), as the case may be, next preceding such Interest Payment Date. Any such interest not so punctually paid or duly provided for shall forthwith cease to be payable to the Holder on such Regular Record Date and may either be paid to the Person in whose name this Security is registered at the close of business on a Special Record Date for the payment of such Defaulted Interest to be fixed by the Trustee, notice whereof shall be given to Holders of Securities of this series not less than 10 days prior to such Special Record Date, or be paid at any time in any other lawful manner not inconsistent with the requirements of any securities exchange on which the Securities of this series may be listed, and upon such notice as may be required by such exchange, all as more fully provided in said Indenture. This Security may be issued as part of a series.

Payment of the principal of (and premium, if any) and any such interest on this Security shall be made at the Corporate Trust Office of the Trustee in the contiguous United States in such coin or currency of the United States of America as at the time of payment is legal tender for payment of public and private debts; provided, however, that at the option of the Company payment of interest may be made by check mailed to the address of the Person entitled thereto as such address shall appear in the Security Register.

Reference is hereby made to the further provisions of this Security set forth on the reverse hereof, which further provisions shall for all purposes have the same effect as if set forth at this place.

Unless the certificate of authentication hereon has been executed manually by the Trustee referred to on the reverse hereof, this Security shall not be entitled to any benefit under the Indenture or be valid or obligatory for any purpose.

IN WITNESS WHEREOF, the Company has caused this instrument to be duly executed.

Dated:	Ellington Credit Company
By:
Name: Title:

Attest
By:
Name: Title:

[Signature Page to Global Note]

This is one of the Securities of the series designated therein referred to in the within-mentioned Indenture.

Dated:	WILMINGTON TRUST, NATIONAL ASSOCIATION, as Trustee

By: Authorized Signatory

[Signature Page to Global Note]

Ellington Credit Company
8.50% Notes due 2031

This Security is one of a duly authorized issue of Senior Securities of the Company (herein called the “Securities”), issued and to be issued in one or more series under an Indenture, dated as of March 30, 2026 (herein called the “Base Indenture”), between the Company and Wilmington Trust, National Association, as Trustee (herein called the “Trustee”, which term includes any successor trustee under the Base Indenture), and reference is hereby made to the Base Indenture for a statement of the respective rights, limitations of rights, duties and immunities thereunder of the Company, the Trustee, and the Holders of the Securities and of the terms upon which the Securities are, and are to be, authenticated and delivered, as supplemented by the First Supplemental Indenture, dated as of March 30, 2026, by and between the Company and the Trustee (herein called the “First Supplemental Indenture”; the First Supplemental Indenture and the Base Indenture collectively are herein called the “Indenture”). In the event of any conflict between the Base Indenture and the First Supplemental Indenture, the First Supplemental Indenture shall govern and control.

This Security is one of the series designated on the face hereof, initially limited in aggregate principal amount to $50,000,000 (or up to $57,500,000 aggregate principal amount if the underwriters’ overallotment option to purchase additional 2031 Notes is exercised in full). Under a Board Resolution, Officers’ Certificate pursuant to Board Resolutions or an indenture supplement, the Company may from time to time, without the consent of the Holders of Securities, issue additional Securities of this series (in any such case “Additional Securities”) having the same ranking and the same interest rate, maturity and other terms as the Securities. Any Additional Securities and the existing Securities will constitute a single series under the Indenture and all references to the relevant Securities herein shall include the Additional Securities unless the context otherwise requires. The aggregate amount of outstanding Securities represented hereby may from time to time be reduced or increased, as appropriate, to reflect exchanges and redemptions.

The Company shall have the right to redeem the Securities under certain circumstances as set forth in Article III of the First Supplemental Indenture. The Securities are not subject to redemption through the operation of any sinking fund.

Holders of Securities do not have the option to have the Securities repaid prior to Maturity.

The Indenture contains provisions for defeasance at any time of the entire indebtedness of this Security or certain restrictive covenants and Events of Default with respect to this Security, in each case upon compliance with certain conditions set forth in the Indenture.

If an Event of Default with respect to Securities of this series shall occur and be continuing, the principal of the Securities of this series may be declared due and payable in the manner and with the effect provided in the Indenture.

The Indenture permits, with certain exceptions as therein provided, the amendment thereof and the modification of the rights and obligations of the Company and the rights of the Holders of the Securities of each series to be affected under the Indenture at any time by the Company and the Trustee with the consent of the Holders of not less than a majority in principal amount of the Securities at the time Outstanding of each series to be affected. The Indenture also contains provisions permitting the Holders of specified percentages in principal amount of the Securities of each series at the time Outstanding, on behalf of the Holders of all Securities of such series, to waive compliance by the Company with certain provisions of the Indenture and certain past defaults under the Indenture and their consequences. Any such consent or waiver by the Holder of this Security shall be conclusive and binding upon such Holder and upon all future Holders of this Security and of any Security issued upon the registration of transfer hereof or in exchange herefor or in lieu hereof, whether or not notation of such consent or waiver is made upon this Security.

As provided in and subject to the provisions of the Indenture, the Holder of this Security shall not have the right to institute any proceeding with respect to the Indenture or for the appointment of a receiver or trustee or for any other remedy thereunder, unless such Holder shall have previously given the Trustee written notice of a continuing Event of Default with respect to the Securities of this series, the Holders of not less than 25% in principal amount of the Securities of this series at the time Outstanding shall have made written request to the Trustee to institute proceedings in respect of such Event of Default as Trustee and offered the Trustee indemnity and/or security against the costs, expenses and liabilities to be incurred in compliance with such request, and the Trustee shall not have received from the Holders of a majority in principal amount of Securities of this series at the time Outstanding a direction inconsistent with such request, and shall have failed to institute any such proceeding, for sixty (60) days after receipt of such notice, request and offer of indemnity and/or security. The foregoing shall not apply to any suit instituted by the Holder of this Security for the enforcement of any payment of principal hereof or any premium or interest hereon on or after the respective due dates expressed herein. If an Event of Default referred to in Section 5.01(5) or Section 5.01(6) of the Indenture has occurred, the entire principal amount of all the Securities of this series shall automatically become due and immediately payable.

No reference herein to the Indenture and no provision of this Security or of the Indenture shall alter or impair the obligation of the Company, which is absolute and unconditional, to pay the principal of and any premium and interest on this Security at the times, place and rate, and in the coin or currency, herein prescribed.

As provided in the Indenture and subject to certain limitations therein set forth, the transfer of this Security is registrable in the Security Register, upon surrender of this Security for registration of transfer at the office or agency of the Company in any place where the principal of and any premium and interest on this Security are payable, duly endorsed by, or accompanied by a written instrument of transfer in form satisfactory to the Company and the Security Registrar duly executed by, the Holder hereof or his attorney duly authorized in writing, and thereupon one or more new Securities of this series and of like tenor, of authorized denominations and for the same aggregate principal amount, will be issued to the designated transferee or transferees.

The Securities of this series are issuable only in registered form without coupons in minimum denominations of $25 and any integral multiples of $25 in excess thereof. As provided in the Indenture and subject to certain limitations therein set forth, Securities of this series are exchangeable for a like aggregate principal amount of Securities of this series and of like tenor of a different authorized denomination, as requested by the Holder surrendering the same.

No service charge shall be made for any such registration of transfer or exchange, but the Company or Trustee may require payment of a sum sufficient to cover any tax or other governmental charge payable in connection therewith.

Prior to due presentment of this Security for registration of transfer, the Company, the Trustee and any agent of the Company or the Trustee may treat the Person in whose name this Security is registered as the owner hereof for all purposes, whether or not this Security be overdue, and neither the Company, the Trustee nor any such agent shall be affected by notice to the contrary.

All terms used in this Security which are defined in the Indenture shall have the meanings assigned to them in the Indenture.

The Indenture and this Security shall be governed by and construed in accordance with the laws of the State of New York, without regard to principles of conflicts of laws.

Customary abbreviations may be used in the name of a Holder or an assignee, such as TEN COM (=tenants in common), TEN ENT (=tenants by the entireties), JT TEN (=joint tenants with rights of survivorship and not as tenants in common), CUST (=custodian), and U/G/M/A (=Uniform Gift to Minors Act).

The Company has caused CUSIP numbers to be printed on the Securities and the Trustee may use CUSIP numbers in notices to Holders as a convenience to Holders. No representation is made as to the accuracy of such numbers either as printed on the Securities or as contained in any notice and reliance may be placed only on the other identification numbers placed thereon.

ASSIGNMENT FORM

To assign this Security, fill in the form below:

I or we assign and transfer this Note to

(Print or type assignee’s name, address and zip code)

(Insert assignee’s soc. sec. or tax I.D. No.)

and irrevocably appoint as agent to transfer this Security on the books of the Company. The agent may substitute another to act for him.

Date:                               Your Signature(s):

Sign exactly as your name(s) appear(s) on the face of this Security. Signature Guarantee:
Signature must be guaranteed by a participant in a recognized signature guaranty medallion program or other signature guarantor acceptable to the Trustee.

[TO BE ATTACHED TO GLOBAL SECURITIES]

SCHEDULE OF INCREASES OR DECREASES IN GLOBAL SECURITY

The initial principal amount of this Global Security is $[]. The following increases or decreases in this Global Security have been made:

Date of Exchange	Amount of decrease in principal amount of this Global Security	Amount of increase in principal amount of this Global Security	Principal amount of this Global Security following such decrease or increase	Signature of authorized signatory of Trustee or Custodian

OPTION OF HOLDER TO ELECT PURCHASE

If you want to elect to have this Security purchased by the Company pursuant to Section 10.10 (Change of Control) of the Indenture, check this box: ☐

If you want to elect to have only part of this Security purchased by the Company pursuant to Section 10.10 of the Indenture, state the principal amount of this Security you elect to have purchased (if no amount is specified below it means you are electing to have this Security purchased by the Company in its entirety):

$ *

Date:                                       Your Signature(s):

(Sign exactly as your name(s) appear(s) on the face of this Note) Signature Guarantee:

Signature must be guaranteed by a participant in a recognized signature guaranty medallion program or other signature guarantor acceptable to the Trustee.

*
Must be $1,000 or an integral multiple of $1,000 in excess thereof; provided that the unpurchased portion of a Note must be a principal amount of $2,000 or an integral multiple of $1,000 in excess thereof.